Trading derivatives (assets and liabilities) and Short positions - Short positions (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial liabilities at fair value through profit or loss	$ 301,476	$ 153,600
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	15,365	9,119
Short positions - Securities loans
Financial instruments
Financial liabilities at fair value through profit or loss	15,263	8,280
Short positions, Securities loans - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	15,263	8,280
Short positions, Short sales - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	$ 102	$ 839